iShares
®
U.S. Aerospace & Defense ETF
Schedule of Investments
(unaudited)
June 30, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  99 .5%
AAR Corp.
(a)
............................. 430,876 $ 31,324,685
AeroVironment, Inc.
(a) (b)
...................... 363,780 66,266,165
Archer Aviation, Inc. , Class A
(a) (b)
................ 2,701,909 9,510,720
Axon Enterprise, Inc.
(a) (b)
..................... 923,101 271,613,238
Boeing Co. (The)
(a) (b)
........................ 3,693,981 672,341,482
BWX Technologies, Inc. ..................... 1,189,468 112,999,460
Cadre Holdings, Inc. ........................ 252,818 8,484,572
Curtiss-Wright Corp. ........................ 498,370 135,048,303
Ducommun, Inc.
(a)
......................... 177,521 10,306,869
General Dynamics Corp. ..................... 953,328 276,598,586
General Electric Co. ........................ 7,330,618 1,165,348,343
HEICO Corp.
(b)
........................... 496,642 111,054,117
HEICO Corp. , Class A ....................... 944,859 167,731,370
Hexcel Corp. ............................. 1,081,529 67,541,486
Howmet Aerospace, Inc. ..................... 3,363,332 261,095,463
Huntington Ingalls Industries, Inc. ............... 513,125 126,398,081
Kratos Defense & Security Solutions, Inc.
(a) (b)
....... 1,953,166 39,082,852
L3Harris Technologies, Inc. ................... 1,281,466 287,791,634
Leonardo DRS, Inc.
(a) (b)
...................... 925,540 23,610,525
Lockheed Martin Corp. ...................... 611,189 285,486,382
Mercury Systems, Inc.
(a) (b)
.................... 679,625 18,343,079
Moog, Inc. , Class A ........................ 374,230 62,608,679
National Presto Industries, Inc. ................. 68,132 5,118,757
Northrop Grumman Corp. .................... 656,919 286,383,838
Rocket Lab USA, Inc.
(a) (b)
..................... 3,451,632 16,567,834
RTX Corp. .............................. 8,903,744 893,846,860
Spirit AeroSystems Holdings, Inc. , Class A
(a)
........ 1,516,643 49,852,055
Textron, Inc.
(b)
............................ 2,481,489 213,060,646
TransDigm Group, Inc. ...................... 212,237 271,156,114
Triumph Group, Inc.
(a) (b)
...................... 997,038 15,364,356
Security Shares Value
a
Aerospace & Defense (continued)
V2X, Inc.
(a) (b)
............................. 150,983 $ 7,241,145
Virgin Galactic Holdings, Inc.
(a) (b)
................ 267,928 2,258,633
Woodward, Inc.
(b)
.......................... 792,727 138,235,734
6,109,672,063
a
Leisure Products  —  0 .3%
Smith & Wesson Brands, Inc. .................. 590,406 8,466,422
Sturm Ruger & Co., Inc. ..................... 225,709 9,400,780
17,867,202
a
Total Long-Term Investments — 99.8%
(Cost: $ 5,403,593,493 ) ............................... 6,127,539,265
a
Short-Term Securities
Money Market Funds  —  2 .0%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.48%
(c) (d) (e)
............................ 106,891,510 106,923,578
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(c) (d)
............................. 12,196,254 12,196,254
a
Total Short-Term Securities — 2.0%
(Cost: $ 119,082,834 ) ................................ 119,119,832
Total Investments — 101.8%
(Cost: $ 5,522,676,327 ) ............................... 6,246,659,097
Liabilities in Excess of Other Assets — ( 1 .8 ) % ............... (108,197,635)
Net Assets — 100.0% ................................. $ 6,138,461,462
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
  Shares Held
at 06/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 82,394,881  $ 24,528,114
(a)
$ —  $ 9,597  $ (9,014) $ 106,923,578  106,891,510  $ 190,251
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 6,847,592  5,348,662
(a)
—  —  —  12,196,254  12,196,254  109,981  —
$ 9,597  $ (9,014)
$ 119,119,832
$ 300,232  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
U.S. Aerospace & Defense ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ........................................................ 86 09/20/24 $ 10,689 $ (140,688)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,127,539,265  $ —  $ —  $ 6,127,539,265
Short-Term Securities
Money Market Funds ...................................... 119,119,832  —  —  119,119,832
$ 6,246,659,097  $ —  $ —  $ 6,246,659,097
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (140,688) $ —  $ —  $ (140,688)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.